UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    February 12, 2010


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		72

Form 13F Information Table Value Total:		128, 655



List of Other Included Managers:

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

 						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	287	10235	SH	Sole				10235
Alleghany Corp		COM	017175-10-0	2995	10851	SH	Sole				10851
Allergan		COM	018490-10-2	756	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	206	6874	SH	Sole				6874
Arch Cap Group LTD	COM	G0450A-10-5	308	4300	SH	Sole				4300
Automatic Data Process	COM	053015-10-3	1531	35760	SH	Sole				35760
Avalonbay Comm Reit Inc	COM	053484-10-1	406	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	89	10000	SH	Sole				10000
BP Amoco PLC Sponsd Adr	COM	055622-10-4	228	3926	SH	Sole				3926
Bank Of Amer Corp	COM	060505-10-4	1009	66997	SH	Sole				66997
Beckman Coulter		COM	075811-10-9	274	4184	SH	Sole				4184
Berkshire Hathwy Cl A	COM	084670-10-8	496	5	SH	Sole				5
Berkshire Hathwy Cl B	COM	084670-20-7	10387	3161	SH	Sole				3161
Boston Properties	COM	101121-10-1	396	5900	SH	Sole				5900
Broadridge Fincl Soltns	COM	11133T-10-3	201	8900	SH	Sole				8900
Burlington Northn	COM	12189T-10-4	355	3601	SH	Sole				3601
Chevrontexaco Corp Com	COM	166764-10-0	208	2708	SH	Sole				2708
Coca-Cola Corp		COM	191216-10-0	3753	65837	SH	Sole				65837
Covidien PLC		COM	G2552X-10-8	2695	56272	SH	Sole				56272
Dell Computer Corp Com	COM	24702r-10-1	3495	243406	SH	Sole				243406
Dover Corp Com		COM	260003-10-8	2785	66922	SH	Sole				66922
Dover Motorsports Inc	COM	260174-10-7	286	136625	SH	Sole				136625
Exxon Mobil Corp	COM	30231g-10-2	2586	37924	SH	Sole				37924
Farmer Bros Corp	COM	307675-10-8	952	48250	SH	Sole				48250
Federal Rlty Invt Tr 	COM	313747-20-6	450	6650	SH	Sole				6650
First Natl Bk Alaska 	COM	32112J-10-6	590	342	SH	Sole				342
Fortune Brands Inc	COM	349631-10-1	531	12296	SH	Sole				12296
General Electric Corp	COM	369604-10-3	353	23344	SH	Sole				23344
Genuine Parts Co Com	COM	372460-10-5	3502	92263	SH	Sole				92263
Gladstone Capital Corp 	COM	376535-10-0	1294	168300	SH	Sole				168300
Glaxo Holdings Plc	COM	37733w-10-5	1650	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	388	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	295	11700	SH	Sole				11700
Hasbro Inc Com		COM	418056-10-7	4078	127189	SH	Sole				127189
Hewlett Packard Co	COM	428236-10-3	217	4214	SH	Sole				4214
Home Depot Inc Com	COM	437076-10-2	2965	102476	SH	Sole				102476
Home Properties		COM	437306-10-3	310	6500	SH	Sole				6500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	258	4671	SH	Sole				4671
Intrntnl Buss Machine	COM	459200-10-1	263	2008	SH	Sole				2008
International Spdwy Cl ACOM	460335-20-1	2051	72099	SH	Sole				72099
Johnson & Johnso	COM	478160-10-4	5669	88019	SH	Sole				88019
Leucadia National Corp	COM	527288-10-4	2826	118795	SH	Sole				118795
Lowes Cos Inc Com	COM	548661-10-7	1387	59300	SH	Sole				59300
Markel Corp Com		COM	570535-10-4	7043	20716	SH	Sole				20716
Marsh & McLennan Cos 	COM	571748-10-2	2565	116150	SH	Sole				116150
McCormick & Co Inc Com 	COM	579780-20-6	2918	80763	SH	Sole				80763
McDonalds Corp		COM	580135-10-1	290	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	729	15325	SH	Sole				15325
Nestle Sa-Adr Repstg	COM	641069-40-6	882	18237	SH	Sole				18237
Norfolk Southern Corp	COM	655844-10-8	3177	60604	SH	Sole				60604
Paychex Inc		COM	704326-10-7	4235	138207	SH	Sole				138207
Pepsico Inc		COM	713448-10-8	211	3471	SH	Sole				3471
Pfizer Inc Com		COM	717081-10-3	241	13226	SH	Sole				13226
Philip Morris Intl Inc 	COM	718172-10-9	212	4395	SH	Sole				4395
Plum Creek Timber DepostCOM	729251-10-8	842	22292	SH	Sole				22292
Procter & Gamble Co	COM	742718-10-9	3429	56553	SH	Sole				56553
Progressive Corp Ohio 	COM	743315-10-3	3483	193584	SH	Sole				193584
Royal Dutch Shl Plc Adr COM	780257-80-4	726	12075	SH	Sole				12075
Royce Value Trust Inc	COM	780910-10-5	309	28610	SH	Sole				28609.997
Sandy Spring Bancorp 	COM	800363-10-3	1361	153052	SH	Sole				153052
SPDR Tr Unit Ser 1	COM	78462f-10-3	375	3368	SH	Sole				3368.44
St Joe Corporation	COM	790148-10-0	3065	106081	SH	Sole				106081
Sysco Corp		COM	871829-10-7	3318	118753	SH	Sole				118753
Target Corp Com		COM	87612e-10-6	386	7980	SH	Sole				7980
Tyco Electronics	COM	G9144P-10-5	2495	101639	SH	Sole				101639
Tyco Intl Ltd New Com	COM	902124-10-6	2233	62578	SH	Sole				62578
Verizon Communications 	COM	92343v-10-4	271	8173	SH	Sole				8173
Wal Mart Stores Inc Com	COM	931142-10-3	6769	126646	SH	Sole				126646
Walt Disney Holding Co	COM	254687-10-6	4979	154400	SH	Sole				154400
Washington Post Co Cl B	COM	939640-10-8	3459	7868	SH	Sole				7868
Washington Rl EstInv Tr	COM	939653-10-1	659	23903	SH	Sole				23903
Wells Fargo & Co (new)	COM	949746-10-1	2232	82680	SH	Sole				82680

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